Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis of Preparation [Abstract]
Basis of Preparation
2 .	BASIS OF PREPARATION
These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
Wallbox was incorporated with the sole aim of reorganizing the previous group headed by Wall Box Chargers, S.L. (hereinafter “Wallbox Chargers”) and to execute an agreement with new investors (hereinafter the “Business Combination Agreement”) to effect an Initial Public Offering of shares to be listed on the New York Stock Exchange (hereinafter the “Transaction”).
As indicated in Note 3, Wallbox cannot be considered a separate entity acting in its own right, and the economic substance of its incorporation and the holding of Wallbox Chargers shares constitutes a reorganization of the Group for the sole purpose of the Initial Public Offering (hereinafter referred to as “IPO”) and integrating new investors. Consequently, management has decided that Wallbox should recognize in its consolidated financial statements the net assets of Wallbox Chargers and subsidiaries as per their preceding carrying amounts, and that comparatives should be represented, as the consolidated financial statements of Wallbox N.V. are a continuation of those of Wallbox Chargers. Certain prior period amounts have been reclassified to conform to the current period presentation with no material impact on previously reported net loss, cash flows or financial position.
Therefore, the comparable consolidated financial statements as of 31 December 2020 and for the years ended 31 December 2020 and 31 December 2019 represent consolidated financial statements of Wallbox Chargers
These consolidated financial statements will be approved and authorized for issue on 2
9
 April 2022 in accordance with a resolution of the Company’s board of directors.
Details of the Group’s accounting policies are included in Note 5.
Going concern:
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that Wallbox will continue in operation for at least a period of one year after the date these financial statements are issued and contemplates the realization of assets and the settlement of liabilities in the normal course of business.
Wallbox has incurred net losses and significant cash outflows from cash used in operating activities over the past years, as it has been investing significantly in the development of its electric vehicle charging products. During the fiscal year ended 31 December 2021, the Company incurred a consolidated net loss of Euros
223.8
million of which Euros
 72.2
million relates to the share listing expense (see Note 22), Euros

69.0
million to change in fair value of derivative warrant liabilities (See note 22), Euros 25.5 million to fair value adjustments of convertible bonds (see note 22) and Euros 8.0 million relates to non-incremental transaction costs that are not directly attributable to the issuance of new shares (see Note 20). Negative cash flows from operations amounted to Euros
 69.6
million. At 31 December 2021, the Company had an accumulated deficit of Euros

243.9
million but a positive total equity balance of Euros
131.1
million. At 31 December 2021, it had cash and cash equivalents of Euros
 113.9 million.
In assessing the going concern basis of preparation of the consolidated financial statements, Wallbox had to estimate the expected cash flows for the next 12 months, including the compliance with covenants, exercise of warrants and availability of other financial funding from banks.
Based on these estimations management has asse
s
sed that Wallbox will be able to fund the expected cash outflows in the next 12 months. Although the expectation for the coming year is to continue to have net losses and the Company will continue to make investments, the cash and funding availability is sufficient for more than the next 12 months.
Wallbox has analyzed also the potential impacts of external factors as the Ukraine-Russia conflict, and considers that it will not affect significantly the normal course of the business.
Basis of measurement
These consolidated financial statements have been prepared mainly on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

•	financial assets relating to related to investment (see Note 13) which are measured at fair value through other comprehensive income (FVTOCI);

•	financial investments related to investment funds with financial institutions (see Note 13) which are measured at fair value through profit or loss (FVTPL); and

•	the derivative warrant liabilities (see Note 13) and the put option liability associated with the business acquisitions (see Note 6), which are measured at fair value through profit or loss (FVTPL).
Basis of consolidation
These consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2021. Control is achieved when the Group is exposed, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
•	Exposure, or rights, to variable returns from its involvement with the investee.

•	The ability to use its power over the investee to affect its returns.

•
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other vote holders of the investee.

•	Rights arising from other contractual arrangements.

•	The Group’s voting rights and potential voting rights.
The Group
re-assesses
whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resulting gain or loss is recognized in the statement of profit or loss as profit or loss. Any investment retained is recognized at fair value.

Effects of the
COVID-19
pandemic on the Group’s activity
On 11 March 2020, the World Health Organization upgraded the emergency public healthcare situation triggered by the outbreak of Coronavirus disease 2019
(COVID-19)
to an international pandemic. The unfolding of events in Spain and worldwide, has led to an unprecedented health crisis, which has had an impact on the macroeconomic climate and on business performance. In order to confront this situation, a series of measures have been adopted in 2020 and 2021 to address the economic and social impacts which, amongst other aspects, have led to mobility restrictions on the population. In particular, amongst other measures, governments worldwide have declared states of emergency or similar measures that have imposed restrictions on the movement of people and on the opening hours of businesses, severely impacting the economies. At the date these consolidated financial statements are authorized for issue, this type of restriction has been significantly limited, allowing the companies that form part of the group to operate completely normally and ensuring the continuity of operations always within a stable regulatory framework.
The Group has continued implementing its growth plans and, although the pandemic has caused certain delays to these plans, they have not been
significant. In this regard, the growth and capital increases from the Transaction as explained in Note 16, reflect a solid equity and liquidity position. Furthermore, the pandemic has shown some of the benefits of electric vehicles with the lowest levels of pollution for the last decade. Across the world, public entities, governments, utilities and the automotive industry have accelerated their plans for the energy transition that was initially scheduled to start in 2022/2023. This industry acceleration has had a significant impact on the Company, as it has to keep investing in new technologies to be deployed in the following year, as well as investing in the Group team to be able to continue its growth with the most talented professionals.
Functional and presentation currency
These consolidated financial statements are presented in Euros, which is also the Company’s functional currency. All amounts have been rounded to the nearest unit of Euros, unless otherwise indicated.
Limitations on the distribution of dividends
Once the appropriations required by law or the
by-laws
of the Parent Company have been made, dividends may only be distributed with a charge to freely distributable reserves, provided that equity is not reduced to an amount below share capital. Profit recognized directly in equity cannot be distributed, either directly or indirectly. In the event of prior years’ losses causing the Company’s equity to be lower than share capital, profit will be used to offset these losses.
Impact from final allocation of the purchase price of the business combination of Electromaps, S.L. in fiscal year 2020
In accordance with IFRS 3, the comparative financial information corresponding to the 2020 financial year has been restated because of the final allocation of the purchase price of Electromaps, S.L., with the following new assets having been identified: customer relationships and trademark. Therefore, the fair value of the new identified intangible assets acquired has been allocated from goodwill (see Note 6), resulting in a restatement of the prior year statement of financial position.

A reconciliation of the consolidated financial statements for the year ended 31 December 2020, prepared before and after the value allocation exercise for the aforementioned acquisitions, is shown below:

(In Euros)	31 December 2020	Effect of IFRS 3	31 December 2020 restated
Assets
Non-Current Assets
Property, plant and equipment	5,422,319	—	5,422,319
Right-of-use assets	3,844,761	—	3,844,761
Intangible assets	22,958,386	162,543	23,120,929
Goodwill	6,276,040	(121,907)	6,154,133
Investment in joint venture	—	—	—
Non-current financial assets	864,772	—	864,772
Tax credit receivables	923,441	—	923,441

Total Non-Current Assets	40,289,719	40,636	40,330,355

Liabilities
Non-Current Liabilities
Loans and borrowings	9,744,462	—	9,744,462
Derivative warrant liabilities	—	—	—
Convertible bonds	26,145,982	—	26,145,982
Lease liabilities	3,433,236	—	3,433,236
Put option liabilities	6,338,520	—	6,338,520
Provisions	230,886	—	230,886
Goverment grants	—	—	—
Deferred tax liabilities	—	40,636	40,636

Total Non-Current Liabilities	45,893,086	40,636	45,933,722

No adjustment has been introduced in the consolidated statement of profit or loss in relation to the amortization of the identified assets.